DEBT - Financial Covenants Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Minimum value percentage	135.00%
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Market adjusted equity	25.00%
Restricted cash	$ 59,800,000	$ 64,100,000